UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/13 is included with this Form.

■	Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2013 (Unaudited)
Shares		Value

Common Stocks — 98.4%
Consumer Discretionary — 15.1%
5,000	AutoZone, Inc. *	$2,113,650
8,100	BorgWarner, Inc.	821,259
24,800	Brinker International, Inc.	1,005,144
8,100	Buckle, Inc. (The) (1)	437,805
9,300	Buffalo Wild Wings, Inc. *	1,034,346
20,400	Darden Restaurants, Inc.	944,316
14,700	Dick’s Sporting Goods, Inc.	784,686
13,000	Domino’s Pizza, Inc.	883,350
9,000	Genuine Parts Co.	728,010
12,600	Gildan Activewear, Inc.	585,144
40,200	LKQ Corp. *	1,280,772
17,600	McDonald’s Corp.	1,693,296
17,200	NIKE, Inc. Class B	1,249,408
4,200	O’Reilly Automotive, Inc. *	535,878
11,500	Penn National Gaming, Inc. *	636,640
10,000	Starbucks Corp.	769,700
51,400	TJX Companies, Inc. (The)	2,898,446
3,600	VF Corp.	716,580
9,300	Wolverine World Wide, Inc.	541,539
29,800	Yum! Brands, Inc.	2,127,422
		21,787,391
Consumer Staples — 10.7%
3,300	Boston Beer Co., Inc. (The) Class
	A * (1)	805,893
5,800	British American Tobacco PLC
	ADR (1)	609,870
5,500	Bunge Ltd.	417,505
14,000	Casey’s General Stores, Inc.	1,029,000
32,800	Church & Dwight Co., Inc.	1,969,640
8,500	Costco Wholesale Corp.	978,520
8,900	Energizer Holdings, Inc.	811,235
51,000	Flowers Foods, Inc.	1,093,440
26,000	General Mills, Inc.	1,245,920
41,000	Hormel Foods Corp.	1,726,920
12,800	Ingredion, Inc.	846,976
21,500	J&J Snack Foods Corp.	1,735,480
11,000	PepsiCo, Inc.	874,500
9,000	Reynolds American, Inc.	439,020
14,000	Whole Foods Market, Inc.	819,000
		15,402,919
Energy — 3.2%
7,500	Chevron Corp.	911,250
2,500	Core Laboratories N.V.	423,025
16,700	Enbridge, Inc.	697,058
12,000	EQT Corp.	1,064,640
7,000	FMC Technologies, Inc. *	387,940
16,000	Noble Energy, Inc.	1,072,160
		4,556,073

Shares		Value
Financials — 6.3%
10,000	Affiliated Managers Group, Inc. *	$1,826,400
22,800	AFLAC, Inc.	1,413,372
10,500	American Tower Corp. REIT	778,365
6,000	Bank of Montreal	400,920
3,200	BlackRock, Inc.	865,984
3,100	Camden Property Trust REIT	190,464
700	Everest Re Group Ltd.	101,787
7,800	M&T Bank Corp.	872,976
5,600	MetLife, Inc.	262,920
7,000	Prudential Financial, Inc.	545,860
10,200	Royal Bank of Canada	654,942
6,000	Stifel Financial Corp. *	247,320
12,600	T. Rowe Price Group, Inc.	906,318
		9,067,628
Health Care — 12.1%
14,000	Alexion Pharmaceuticals, Inc. *	1,626,240
11,600	Allergan, Inc.	1,049,220
7,000	C.R. Bard, Inc.	806,400
17,174	Catamaran Corp. *	789,146
30,000	Cerner Corp. *	1,576,500
1,000	Cooper Cos., Inc. (The)	129,690
2,300	DaVita HealthCare Partners, Inc. *	130,870
5,100	DENTSPLY International, Inc.	221,391
10,800	Edwards Lifesciences Corp. *	752,004
19,340	Express Scripts Holding Co. *	1,194,825
15,300	Henry Schein, Inc. *	1,586,610
7,300	IDEXX Laboratories, Inc. *	727,445
1,200	Intuitive Surgical, Inc. *	451,524
3,500	McKesson Corp.	449,050
9,900	Mednax, Inc. *	993,960
5,700	Mettler-Toledo International, Inc. *	1,368,513
10,700	Novo Nordisk A/S ADR	1,810,654
18,000	Teva Pharmaceutical Industries
	Ltd. ADR	680,040
12,000	Thermo Fisher Scientific, Inc.	1,105,800
		17,449,882

1

■	Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2013 (Unaudited)
Shares		Value
Industrials — 27.7%
9,500	Acuity Brands, Inc.	$874,190
45,000	AMETEK, Inc.	2,070,900
14,000	Canadian National Railway Co.	1,419,180
1,000	Canadian Pacific Railway Ltd.	123,300
11,000	Chicago Bridge & Iron Co. N.V.	745,470
14,400	CLARCOR, Inc.	799,632
8,300	Clean Harbors, Inc. *	486,878
24,700	Danaher Corp.	1,712,204
38,000	Donaldson Co., Inc.	1,448,940
4,000	Eaton Corp. PLC	275,360
5,700	Equifax, Inc.	341,145
4,400	Esterline Technologies Corp. *	351,516
10,000	Fastenal Co.	502,500
8,800	FedEx Corp.	1,004,168
9,700	General Dynamics Corp.	848,944
9,200	Graco, Inc.	681,352
12,712	HEICO Corp.	861,111
18,200	IDEX Corp.	1,187,550
5,600	IHS, Inc. Class A *	639,408
11,323	Iron Mountain, Inc.	305,947
7,600	ITT Corp.	273,220
8,000	J.B. Hunt Transport Services, Inc.	583,440
11,300	Kansas City Southern	1,235,768
18,800	Kirby Corp. *	1,627,140
7,000	L-3 Communications Holdings,
	Inc.	661,500
3,000	Middleby Corp. (The) *	626,730
12,000	Parker Hannifin Corp.	1,304,640
7,000	Precision Castparts Corp.	1,590,680
20,000	Republic Services, Inc.	667,200
93,200	Rollins, Inc.	2,470,732
15,400	Roper Industries, Inc.	2,046,198
15,100	Stericycle, Inc. *	1,742,540
18,000	Toro Co. (The)	978,300
10,400	Union Pacific Corp.	1,615,536
14,100	United Technologies Corp.	1,520,262
7,000	Valmont Industries, Inc.	972,370
5,800	W.W. Grainger, Inc.	1,517,918
8,200	Wabtec Corp.	515,534
30,000	Waste Connections, Inc.	1,362,300
		39,991,703

Shares		Value
Information Technology — 10.1%
22,600	Accenture PLC Class A	$1,664,264
10,000	Alliance Data Systems Corp. *	2,114,700
7,700	Amphenol Corp. Class A	595,826
4,500	Anixter International, Inc. *	394,470
14,800	ANSYS, Inc. *	1,280,496
8,200	Automatic Data Processing, Inc.	593,516
18,300	Cognizant Technology Solutions
	Corp. Class A *	1,502,796
5,900	Equinix, Inc. *	1,083,535
2,400	Fiserv, Inc. *	242,520
2,800	MasterCard, Inc. Class A	1,883,784
2,300	MICROS Systems, Inc. *	114,862
12,400	Open Text Corp.	925,660
28,400	Salesforce.com, Inc. *	1,474,244
7,800	WEX, Inc. *	684,450
		14,555,123
Materials — 9.9%
3,600	Airgas, Inc.	381,780
6,500	Albemarle Corp.	409,110
15,200	Ball Corp.	682,176
32,500	Crown Holdings, Inc. *	1,374,100
17,000	Ecolab, Inc.	1,678,920
31,000	FMC Corp.	2,223,320
2,400	NewMarket Corp. (1)	690,984
12,200	Packaging Corp. of America	696,498
13,000	Praxair, Inc.	1,562,730
14,000	Scotts Miracle-Gro Co. (The) Class
	A	770,420
15,100	Sigma-Aldrich Corp.	1,288,030
31,600	Silgan Holdings, Inc.	1,485,200
16,000	Valspar Corp. (The)	1,014,880
		14,258,148
Telecommunication Services — 0.8%
15,400	Crown Castle International Corp. *	1,124,662
Utilities — 2.5%
11,500	ITC Holdings Corp.	1,079,390
5,000	NextEra Energy, Inc.	400,800
18,000	ONEOK, Inc.	959,760
28,300	Questar Corp.	636,467
13,200	Wisconsin Energy Corp.	533,016
		3,609,433
	Total Common Stocks
	(Cost $81,517,470)	141,802,962

2

■	Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2013 (Unaudited)
Principal Amount		Value

Short-Term Investments — 1.1%
Joint Repurchase Agreements (Investments of Cash
Collateral for Securities on Loan) — 1.1%
$557,990	Joint Repurchase Agreement with
	Morgan Stanley, 0.05%, dated
	09/30/13, due 10/01/13, delivery
	value $557,990 (collateralized by
	$569,149 U.S. Treasury STRIPS
	Zero Coupon Notes due 11/15/15
	- 08/15/23, U.S. Treasury Notes
	0.250% - 1.250% due 09/15/15 -
	09/30/15, and U.S. Treasury
	Bonds 6.125% due 11/15/27,
	with a value of $563,318)	$557,990
583,353	Joint Repurchase Agreement with
	Barclays, 0.06%, dated 09/30/13,
	due 10/01/13, delivery value
	$583,354 (collateralized by
	$595,022 U.S. Treasury Inflation
	Indexed Notes 0.500% due
	04/15/15, with a value of
	$593,688)	583,353
380,447	Joint Repurchase Agreement with
	Credit Suisse First Boston,
	0.05%, dated 09/30/13, due
	10/01/13, delivery value
	$380,448 (collateralized by
	$388,094 U.S. Treasury Notes
	0.250% due 10/15/15, with a
	value of $387,648)	380,447
		1,521,790
	Total Short-Term Investments
	(Cost $1,521,790)	1,521,790
	Total Investments— 99.5%
	(Cost $83,039,260)	$143,324,752
Cash And Other Assets In Excess Of Liabilities —
0.5%		761,423
Net Assets (2) —100.0%		$144,086,175
Net Asset Value Per Outstanding Share
($144,086,175 ÷ 8,376,182 shares outstanding )		$17.20

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2013, the market value of the securities on loan was $1,494,937.
(2)
For federal income tax purposes, the aggregate cost was $83,039,260, aggregate gross unrealized appreciation was $60,610,960, aggregate gross unrealized depreciation was $325,468 and the net unrealized appreciation was $60,285,492.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.
STRIPS	Separate Trading of Registered Interest and Principal Securities.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$141,802,962	$0	$0	$141,802,962
Short-Term Investments	0	1,521,790	0	1,521,790
Total Investments in Securities	$141,802,962	$1,521,790	$0	$143,324,752

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2013